RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative - GBP (£) £ in Millions	12 Months Ended				48 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2024	Jan. 28, 2020	Dec. 31, 2016
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Percentage of gross defined benefit pension assets (in percent)		94.00%
Actuarial assumption of retirement age		60 years
Contributions to plan, net defined benefit liability (asset)	£ (1,100)
Past service cost and gains (losses) arising from settlements, net defined benefit liability (asset)		£ 33
Three most significant defined benefit schemes, percentage of total defined benefit obligations (in percent)		90.00%
Defined benefit plan estimated mount of plan participants future benefits covered by insurance contracts						£ 10,000
Hedged percent of defined benefit scheme exposure to increases life expectancy (in percent)						20.00%
Swap fair value at inception						£ 0
Liability sensitivity to interest rate movements (in percent)		105.00%
Liability sensitivity to inflation movements (in percent)		100.00%
Healthcare premiums
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Percentage of reasonably possible increase in actuarial assumption (in percent)		6.40%	6.54%
The group's three main schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Percentage of gross defined benefit pension assets (in percent)			94.00%
The group's three main schemes | Minimum
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Actuarial assumption of retirement age		55 years
The group's three main schemes | Minimum | Contractual right to retire earlier
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Actuarial assumption of retirement age		50 years
Aggregated measurement
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Deficit in plan			£ 7,300				£ 7,300
Defined benefit plan funding level (in percent)			85.70%				85.90%
Contributions to plan, net defined benefit liability (asset)		£ (800)			£ (1,300)
In year capital distributions to shareholders (in percent)		30.00%
Aggregated measurement | Maximum
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Deficit contributions to plan		£ 2,000
Defined benefit pension schemes | LLoyds Bank pension scheme No 1 and No 2 | Limited liability partnerships
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Net defined benefit liability (asset)		6,700
Defined benefit pension schemes | HBOs final salary pension scheme | Limited liability partnerships
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Net defined benefit liability (asset)		4,700
Guaranteed minimum pension benefits
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Past service cost and gains (losses) arising from settlements, net defined benefit liability (asset)			£ 108
Defined contribution pension schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Defined contribution pension schemes		£ 305	£ 273	£ 288
Discontinued operations
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Pension and other post retirement and post employment benefit plans liabilities				8
Employer contributions				£ 3